Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2023
Notes to the consolidated statements of income
Schedule of revenue

The Company recognized the following revenue in the consolidated statements of income for the years ended December 31, 2023, 2022 and 2021:

Revenue
in € THOUS
	Revenue from	Revenue from	Revenue from
	contracts with	insurance	lease
	customers	contracts	contracts	Total

	For the year ended December 31, 2023

Health care services	14,166,796	1,227,140	—	15,393,936
Health care products	3,979,122	—	80,559	4,059,681
Total	18,145,918	1,227,140	80,559	19,453,617

	For the year ended December 31, 2022

Health care services	14,566,485	851,584	—	15,418,069
Health care products	3,876,321	—	103,627	3,979,948
Total	18,442,806	851,584	103,627	19,398,017

	For the year ended December 31, 2021

Health care services	13,175,762	700,520	—	13,876,282
Health care products	3,623,951	—	118,452	3,742,403
Total	16,799,713	700,520	118,452	17,618,685

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories
in € THOUS
	For the year ended December 31,
	2023	2022	2021
Care Delivery
US	12,665,411	12,574,492	11,209,657
International	2,912,546	3,018,480	2,821,544
Total (1)	15,577,957	15,592,972	14,031,201

Care Enablement
Total (including inter-segment revenues) (1)	5,345,428	5,353,136	5,085,755
Inter-segment eliminations	(1,469,768)	(1,548,091)	(1,498,271)
Total Care Enablement revenue external customers	3,875,660	3,805,045	3,587,484
Total	19,453,617	19,398,017	17,618,685

(1)For further information on the revenue attributable to the Company’s operating segments, see note 29.

Schedule of trade accounts receivables from unrelated parties and contract liabilities

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS
	2023	2022

Trade accounts receivables from unrelated parties	3,223,760	3,381,006
Contract liabilities	56,566	63,273

Schedule of unsatisfied performance obligations

Unsatisfied performance obligations
in € THOUS
	2023	2022

1 year	195,800	283,208
1 - 3 years	255,759	342,274
3 - 5 years	297,805	266,302
5 - 10 years	108,715	74,524
Total	858,079	966,308

Schedule of selling, general and administrative expenses

Selling, general and administrative expense
in € THOUS
	2023	2022	2021
Distribution costs	807,961	800,876	770,722
General and administrative expense	2,388,375	2,369,494	2,002,109
Selling, general and administrative expense	3,196,336	3,170,370	2,772,831

Schedule of cost of materials

Cost of materials
in € THOUS
	2023	2022	2021

Cost of raw materials, supplies and purchased components	4,170,690	3,939,649	3,622,169
Cost of purchased services	316,945	280,913	240,699
Cost of materials	4,487,635	4,220,562	3,862,868

Schedule of personnel expenses

Personnel expenses
in € THOUS
	2023	2022	2021

Wages and salaries (1)	5,987,876	6,128,185	5,389,087
Social security contributions and cost of retirement benefits and social assistance (1)	1,780,334	1,811,213	1,573,032
thereof retirement benefits	209,547	217,165	189,176
Personnel expenses	7,768,210	7,939,398	6,962,119

Schedule of employees by function

Employees by function
	2023	2022	2021

Production and services	105,894	111,472	112,201
Administration	7,933	9,088	10,014
Sales and marketing	7,993	7,955	7,850
Research and development	1,300	1,226	1,245
Total employees	123,120	129,741	131,310

Schedule of amounts included in other operating income

Other operating income
in € THOUS	For the year ended December 31,
	2023	2022	2021

Foreign exchange gains	280,323	306,621	381,302
Gains on or from right-of-use assets, the sale of fixed assets, the sale of clinics and investments	33,921	74,418	8,728
Revaluation of certain investments	14,671	—	—
Income from strategic transactions and programs	60,843	—	—
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	46,919	83,212	44,300
Other	78,570	85,602	133,457
Other operating income	515,247	549,853	567,787

Schedule of amounts included in other operating expense

Other operating expense
in € THOUS	For the year ended December 31,
	2023	2022	2021

Foreign exchange losses	315,821	343,447	391,200
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	29,082	27,245	17,356
Revaluation of certain investments	—	103,353	87,631
Expenses from strategic transactions and programs	320,765	147,946	37,554
Other	98,625	125,563	53,347
Other operating expense	764,293	747,554	587,088

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs
in € THOUS
	For the year ended December 31,
	2023	2022	2021
Derecognition of capitalized development costs and termination costs(1)	58,818	—	—
Legacy Portfolio Optimization	58,818	—	—
Impairment of intangible and tangible assets(2)	48,768	123,579	37,554
Legacy Portfolio Optimization	34,894	—	—
FME25 Program	13,874	27,183	37,554
InterWell Health	—	67,447	—
Other	—	28,949	—
Impairment resulting from the measurement of assets held for sale	74,616	—	—
Legacy Portfolio Optimization	62,724	—	—
FME25 Program	11,892	—	—
Loss from divestitures	93,859	—	—
Legacy Portfolio Optimization	93,859	—	—
Other(3)	44,704	24,367	—
Legacy Portfolio Optimization	14,744	—	—
Legal Form Conversion Costs	29,960	—	—
InterWell Health transaction-related costs	—	24,367	—
Expenses from strategic transactions and programs	320,765	147,946	37,554
(1)	Primarily research and development expense.
(2)	Relates primarily to research and development expense for the year ended December 31, 2023 and to cost of revenues for the years ended December 31, 2022 and 2021.
(3)	Primarily selling, general and administrative expense.

Schedule of income before income taxes according to region

Income before income taxes
in € THOUS
	2023	2022	2021

Germany	(91,082)	(30,186)	81,246
United States	725,848	829,699	1,090,797
Other	398,249	419,766	399,818
Total	1,033,015	1,219,279	1,571,861

Schedule of income tax expense (benefit)

Income tax expense (benefit)
in € THOUS
	2023	2022	2021
Current
Germany	20,947	(5,423)	(11,675)
United States	290,787	190,058	181,714
Other	110,972	181,790	115,535
	422,706	366,425	285,574
Deferred
Germany	34,018	16,963	18,404
United States	(150,225)	(13,767)	47,018
Other	(5,942)	(44,667)	1,837
	(122,149)	(41,471)	67,259
Total	300,557	324,954	352,833

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes
in € THOUS
	2023	2022	2021

Expected corporate income tax expense	313,158	367,491	473,759
Tax free income	(39,550)	(53,282)	(41,566)
Income from equity method investees	(25,570)	(24,909)	(26,722)
Tax rate differentials	(47,586)	(39,064)	(40,604)
Non-deductible expenses	114,182	77,465	50,682
Taxes for prior years	(16,867)	(848)	(38,502)
Noncontrolling partnership interests	(58,345)	(54,636)	(65,489)
Tax rate changes	442	(359)	3,543
Change in realizability of deferred tax assets and tax credits	44,287	33,683	20,736
Withholding taxes	15,124	9,160	5,912
Other	1,282	10,253	11,084
Income tax expense	300,557	324,954	352,833

Effective tax rate	29.1%	26.7%	22.4%

Schedule of deferred income taxes and net operating loss carryforwards

Deferred income tax assets and liabilities
in € THOUS
	2023	2022
Deferred tax assets
Trade accounts receivable	31,430	23,448
Inventories	70,663	62,663
Intangible assets	7,198	6,875
Property, plant and equipment and other non-current assets	74,318	86,182
Lease liabilities	776,120	894,451
Provisions and other liabilities	261,218	212,167
Pension liabilities	113,819	93,431
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	99,060	113,713
Derivatives	1,273	1,893
Compensation expense related to stock options	—	1,190
Other	42,940	73,882
Total deferred tax assets	1,478,039	1,569,895

Deferred tax liabilities
Trade accounts receivable	20,526	27,311
Inventories	3,983	5,875
Intangible assets	867,453	886,696
Property, plant and equipment and other non-current assets	215,124	267,064
Right-of-use assets	683,738	793,855
Provisions and other liabilities	8,267	6,533
Pension liabilities	119	65
Derivatives	4,547	4,204
Other	140,615	202,088
Total deferred tax liabilities	1,944,372	2,193,691
Net deferred tax liabilities	(466,333)	(623,796)

Net deferred income tax assets and liabilities
in € THOUS
	2023	2022

Deferred tax assets	283,953	312,679
Deferred tax liabilities	750,286	936,475
Net deferred tax liabilities	(466,333)	(623,796)

Net operating loss carryforwards
in € THOUS
For the year ended December 31, 2023		For the year ended December 31, 2022
2024	13,926	2023	19,274
2025	32,348	2024	14,979
2026	42,129	2025	27,238
2027	46,337	2026	50,856
2028	48,447	2027	75,953
2029	57,160	2028	28,295
2030	24,281	2029	53,910
2031	4,311	2030	2,999
2032	2,547	2031	1,672
2033 and thereafter	174,267	2032 and thereafter	131,039
Without expiration date	458,165	Without expiration date	420,026
Total	903,918	Total	826,241